ACCOUNTS RECEIVABLE, NET (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
ACCOUNTS RECEIVABLE, NET
Accounts receivable		¥ 27,219	¥ 20,932
Less: Allowance for doubtful accounts		(6,247)	(2,993)
Accounts receivable, net	$ 3,214	¥ 20,972	¥ 17,939